Adoption of new and revised International Financial Reporting Standards	3 Months Ended
Mar. 31, 2023
Adoption of new and revised International Financial Reporting Standards
Adoption of new and revised International Financial Reporting Standards

3. Adoption of new and revised International Financial Reporting Standards

New Standards and Interpretations, which became effective as of January 1, 2023, did not have a material impact on our condensed consolidated financial statements.